INVESTORS HERITAGE CAPITAL CORPORATION

200 CAPITAL AVENUE

FRANKFORT, KENTUCKY   40601

November

Twenty-Second

2 0 1 7

Securities and Exchange Commission

500 North Capital Street, N.W.

Washington, DC   20549

RE:	Investors Heritage Capital Corporation
File No. 0-1999

Gentlemen:

Attached please find a preliminary proxy statement and form of proxy for the above referenced company. Definitive proxy statements are intended to be released on or about December 13, 2017.

Our fee in the amount of $7,531.84 has previously been wired on November 20, 2017 in accordance with SEC FEDWIRE instructions.

If you have any questions, please do not hesitate to contact me.

Sincerely,

/s/

Robert M. Hardy, Jr.

Executive Vice President and General Counsel